Investment Objectives and Goals	Jun. 29, 2026
North Square Convertible Bonds ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE CONVERTIBLE BONDS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Convertible Bonds ETF (the “Fund”) is to provide income yield and capital appreciation in the medium to long term.
North Square Global Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE GLOBAL INFRASTRUCTURE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Global Infrastructure ETF (the “Fund”) is to achieve medium to long-term capital growth.
North Square Global Macro Bonds ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE GLOBAL MACRO BONDS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Global Macro Bonds ETF (the “Fund”) is to achieve medium- and long-term capital growth.
North Square Disciplined Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE DISCIPLINED VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the North Square Disciplined Value ETF (the “Fund”) is to outperform the Russell 1000® Value Index over a market cycle using a fundamental and quantitative investment approach.

North Square Growth Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE GROWTH OPPORTUNITIES ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Growth Opportunities ETF (the “Fund”) is to achieve medium to long-term capital growth.